Convertible Note Liability (Tables)	12 Months Ended
Mar. 31, 2025
Convertible Note Liability [Abstract]
Schedule of Using the Black-Scholes Pricing Model	The warrants were valued at $42,528 using the Black-Scholes pricing model with the following assumptions:
Warrant Inputs at August 20, 2024
Share price	$312.62
Expected dividend yield	Nil
Exercise price	298.88
Risk-free interest rate	3.93%
Expected life	2.00
Expected volatility	17.7%
Expiry date	August 20, 2026

As at March 31, 2024, the fair value of the convertible notes was estimated at $7,657,397 using a combined discounted cash flow approach and Monte Carlo simulation with the following assumptions:

Inputs
Share price	$681.44
Note principal amount	$3,125,000
Prepayment Amount	130%
Discount rate shares	4.43%
Discount rate cash	20.83%
Volatility annual	100%
Volatility daily	6.30%
Risk free annual	4.43%